Financial instruments and risk management - Credit loss impairment (Details) - Cash and cash equivalents - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Current financial assets	$ 12,660	$ 8,827
Credit loss impairment
Disclosure of provision matrix [line items]
Current financial assets	$ 1,146	$ 474
Not past due
Disclosure of provision matrix [line items]
Expected loss rate	1.30%
Not past due | Credit loss impairment
Disclosure of provision matrix [line items]
Current financial assets	$ 90
1-30 days past due
Disclosure of provision matrix [line items]
Expected loss rate	0.20%
1-30 days past due | Credit loss impairment
Disclosure of provision matrix [line items]
Current financial assets	$ 4
31-60 days past due
Disclosure of provision matrix [line items]
Expected loss rate	4.50%
31-60 days past due | Credit loss impairment
Disclosure of provision matrix [line items]
Current financial assets	$ 56
61-90 days past due
Disclosure of provision matrix [line items]
Expected loss rate	8.00%
61-90 days past due | Credit loss impairment
Disclosure of provision matrix [line items]
Current financial assets	$ 55
91-120 days past due
Disclosure of provision matrix [line items]
Expected loss rate	16.00%
91-120 days past due | Credit loss impairment
Disclosure of provision matrix [line items]
Current financial assets	$ 96
Greater than 120 days past due
Disclosure of provision matrix [line items]
Expected loss rate	48.80%
Greater than 120 days past due | Credit loss impairment
Disclosure of provision matrix [line items]
Current financial assets	$ 845